                                                 ------------------------------
                                                         OMB APPROVAL
                                                 ------------------------------
                                                     OMB Number: 3235-006
                                                  Expires: February 28, 1994
                    UNITED STATES                  Estimated average burden
          SECURITIES AND EXCHANGE COMMISSION     hours per form . . . . . 24.60
                                                 ------------------------------
             WASHINGTON, D.C.  20549
                                                     -----------------------
                                                           SEC USE ONLY
                                                     -----------------------
                     FORM 13F
                                                     -----------------------

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13 (F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended June 30th , 20 01 .
                                                      -----------   ----

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here:
Todd Investment Advisors,  Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
3160 National City Tower, 101 South Fifth Street,  Louisville,  KY      40202
--------------------------------------------------------------------------------
Business Address               (Street)             (City)    (State)    (Zip)
Bosworth M. Todd          (502) 585-3121          Chairman
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION
--------------------------------------------------------------------------------
                 INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS
                    CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                    SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A).
--------------------------------------------------------------------------------

   The institutional investment manager submitting this Form and its attachments and the person whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and the submission of any amendment represents that all unamend- ed items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed
on its behalf in the City of    Louisville     and State of     Kentucky
                            -------------------            -------------------
on the    25th   day of   July   , 20 01 .
       ----------      ----------    ----

                                          TODD INVESTMENT ADVISORS,  INC.
                                    -------------------------------------------
                                    (Name of Institutional Investment Manager)


                                                Bosworth M. Todd
                                    -------------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                               to Submit This Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List is alphabetical order).

13F File Numbers will be assigned to Institutional Investment Manager after they file their first report.

Name:                                 13f file No.:  Name:                                  13f file No.:
---------------------------------------------------  ----------------------------------------------------
1.  Todd Investment Advisors, Inc.     28-834        6.
---------------------------------------------------  ----------------------------------------------------
2.                                                   7.
---------------------------------------------------  ----------------------------------------------------
3.                                                   8.
---------------------------------------------------  ----------------------------------------------------
4.                                                   9.
---------------------------------------------------  ----------------------------------------------------
5.                                                   10.
---------------------------------------------------  ----------------------------------------------------

REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS:                                  0
FORM 13F INFORMATION TABLE ENTRY TOTAL:                           167
FORM 13F INFORMATION TABLE VALUE TOTAL:                       1846588


LIST OF OTHER INCLUDED MANAGERS:
NO.                         13F FILE NUMBER                      NAME

                                                                  FORM 13F

                                          Name of Reporting Manager    Todd Investment Advisors                  (SEC USE ONLY)
                            -------------------------------------------------------------------------------  ----------------------
                                                                                                                     Item 8:
                                                                              Item 6:                           Voting Authority
                                                                        Investment Discretion                       (Shares)
                            Item 2:              Item 4:  Item 5:    --------------------------              ----------------------
                            Title     Item 3:     Fair   Shares of         (b) Shared-   (c)      Item 7:
Item 1:                      of       CUSIP      Market  Principal   (a)   As Defined   Shared-   Managers    (a)      (b)    (c)
Name of Issuer              Class     Number     Value    Amount     Sole  in Inst. V   Other   See Inst. V   Sole   Shared   None
--------------              -----     ------     ------  ---------   ----  ----------   ------- -----------   ----   ------   ----
ABBOTT LABS                 Common    002824100   35843    746735                                            127455         619280
-----------------------------------------------------------------------------------------------------------------------------------
AEGON N V                   Common    007924103    1400     49312                                              9208          40104
-----------------------------------------------------------------------------------------------------------------------------------
AGILENT TECHNOLOGIES INC    Common    00846U101   10885    334930                                             55282         279648
-----------------------------------------------------------------------------------------------------------------------------------
ALLERGAN INC                Common    018490102     319      3800                                                 0           3800
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO         Common    025816109     697     17970                                             17830            140
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN GENERAL CORP       Common    026351106     275      5930                                                 0           5930
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN HOME PRODS CORP    Common    026609107    1816     30916                                              2800          28116
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC     Common    026874107   13372    157303                                              3720         153583
-----------------------------------------------------------------------------------------------------------------------------------
ANHEUSER BUSCH COS INC      Common    035229103    7951    192990                                            162960          30030
-----------------------------------------------------------------------------------------------------------------------------------
APPLIED FILMS CORP          Common    038197109     223     10600                                             10600              0
-----------------------------------------------------------------------------------------------------------------------------------
APPLIED MATLS INC           Common    038222105   13176    268360                                             87860         180500
-----------------------------------------------------------------------------------------------------------------------------------
APPLIX INC                  Common    038316105      82     42300                                             42300              0
-----------------------------------------------------------------------------------------------------------------------------------
ARCHSTONE CMNTYS TR         Common    039581103    4435    172055                                            145005          27050
-----------------------------------------------------------------------------------------------------------------------------------
ASHLAND INC                 Common    044204105     203      5052                                                 0           5052
-----------------------------------------------------------------------------------------------------------------------------------
AUDIOVOX CORP               Common    050757103     149     13450                                             13450              0
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMATIC DATA PROCESSIN    Common    053015103   23754    477950                                              5400         472550
-----------------------------------------------------------------------------------------------------------------------------------
AVON PRODS INC              Common    054303102     620     13400                                              1600          11800
-----------------------------------------------------------------------------------------------------------------------------------
                                                 115200
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  FORM 13F

                                          Name of Reporting Manager    Todd Investment Advisors                  (SEC USE ONLY)
                            -------------------------------------------------------------------------------  ----------------------
                                                                                                                     Item 8:
                                                                              Item 6:                           Voting Authority
                                                                        Investment Discretion                       (Shares)
                            Item 2:              Item 4:  Item 5:    --------------------------              ----------------------
                            Title     Item 3:     Fair   Shares of         (b) Shared-   (c)      Item 7:
Item 1:                      of       CUSIP      Market  Principal   (a)   As Defined   Shared-   Managers    (a)      (b)    (c)
Name of Issuer              Class     Number     Value    Amount     Sole  in Inst. V   Other   See Inst. V   Sole   Shared   None
--------------              -----     ------     ------  ---------   ----  ----------   ------- -----------   ----   ------   ----
BANK OF AMERICA CORP        Common    060505104   65847   1079657                                            205792         873865
-----------------------------------------------------------------------------------------------------------------------------------
BANK ONE CORP               Common    06423A103   15484    432532                                             14327         418205
-----------------------------------------------------------------------------------------------------------------------------------
BAXTER INTL INC             Common    071813109     505     10000                                              1400           8600
-----------------------------------------------------------------------------------------------------------------------------------
BELLSOUTH CORP              Common    079860102    1325     32910                                              1300          31610
-----------------------------------------------------------------------------------------------------------------------------------
BLOCK H & R INC             Common    093671105   48517    751630                                            139880         611750
-----------------------------------------------------------------------------------------------------------------------------------
BOEING CO                   Common    097023105     856     15390                                             15300             90
-----------------------------------------------------------------------------------------------------------------------------------
BP PLC                      Common    055622104   26689    535389                                            109331         426058
-----------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB CO     Common    110122108     799     15274                                               840          14434
-----------------------------------------------------------------------------------------------------------------------------------
BROWN FORMAN CL B           Common    115637209     486      7600                                              1000           6600
-----------------------------------------------------------------------------------------------------------------------------------
BROWN TOM INC               Common    115660201     312     13000                                             13000              0
-----------------------------------------------------------------------------------------------------------------------------------
BURLINGTON RES INC          Common    122014103    1062     26719                                             26319            400
-----------------------------------------------------------------------------------------------------------------------------------
CARDINAL HEALTH INC         Common    14149Y108    9024    130790                                            113054          17736
-----------------------------------------------------------------------------------------------------------------------------------
CATAPULT COMMUNICATIONS     Common    149016107     225     10000                                             10000              0
-----------------------------------------------------------------------------------------------------------------------------------
CENTURYTEL INC              Common    156700106     294      9687                                               400           9287
-----------------------------------------------------------------------------------------------------------------------------------
CHEVRON CORPORATION         Common    166751107     965     10665                                              5025           5640
-----------------------------------------------------------------------------------------------------------------------------------
CINCINNATI FINL CORP        Common    172062101     383      9700                                                 0           9700
-----------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC               Common    17275R102   14540    799433                                            198455         600978
-----------------------------------------------------------------------------------------------------------------------------------
                                                 187313
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  FORM 13F

                                          Name of Reporting Manager    Todd Investment Advisors                  (SEC USE ONLY)
                            -------------------------------------------------------------------------------  ----------------------
                                                                                                                     Item 8:
                                                                              Item 6:                           Voting Authority
                                                                        Investment Discretion                       (Shares)
                            Item 2:              Item 4:  Item 5:    --------------------------              ----------------------
                            Title     Item 3:     Fair   Shares of         (b) Shared-   (c)      Item 7:
Item 1:                      of       CUSIP      Market  Principal   (a)   As Defined   Shared-   Managers    (a)      (b)    (c)
Name of Issuer              Class     Number     Value    Amount     Sole  in Inst. V   Other   See Inst. V   Sole   Shared   None
--------------              -----     ------     ------  ---------   ----  ----------   ------- -----------   ----   ------   ----
CITIGROUP INC               Common    172967101   25488    485671                                             44045         441626
-----------------------------------------------------------------------------------------------------------------------------------
COCA COLA CO                Common    191216100    8690    193103                                             20495         172608
-----------------------------------------------------------------------------------------------------------------------------------
COLGATE PALMOLIVE CO        Common    194162103     378      6400                                                 0           6400
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER ASSOC INTL INC     Common    204912109   15687    435750                                                 0         435750
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SCIENCES CORP      Common    205363104   22967    663795                                            144470         519325
-----------------------------------------------------------------------------------------------------------------------------------
COMTECH TELECOMMUNICATIO    Common    205826209     140     10000                                             10000              0
-----------------------------------------------------------------------------------------------------------------------------------
CONOCO INC CL A             Common    208251306   27051    959275                                            134275         825000
-----------------------------------------------------------------------------------------------------------------------------------
CONOCO INC CL B             Common    208251405    4154    143722                                            135637           8085
-----------------------------------------------------------------------------------------------------------------------------------
CORVIS CORP                 Common    221009103      66     15000                                             15000              0
-----------------------------------------------------------------------------------------------------------------------------------
DELTA AIR LINES INC DEL     Common    247361108   13361    303100                                             34650         268450
-----------------------------------------------------------------------------------------------------------------------------------
DISNEY WALT CO              Common    254687106     812     28100                                             16500          11600
-----------------------------------------------------------------------------------------------------------------------------------
DOLLAR GEN CORP             Common    256669102    1497     76785                                             74848           1937
-----------------------------------------------------------------------------------------------------------------------------------
DOMINION RES INC VA NEW     Common    25746U109    2043     33990                                             13890          20100
-----------------------------------------------------------------------------------------------------------------------------------
DORAL FINL CORP             Common    25811P100     223      6500                                              6500              0
-----------------------------------------------------------------------------------------------------------------------------------
DOT HILL SYS CORP           Common    25848T109     133     72000                                             60000          12000
-----------------------------------------------------------------------------------------------------------------------------------
DOVER CORP                  Common    260003108     433     11500                                                 0          11500
-----------------------------------------------------------------------------------------------------------------------------------
DOW CHEM CO                 Common    260543103   10608    319027                                              9750         309277
-----------------------------------------------------------------------------------------------------------------------------------
                                                 133731
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  FORM 13F

                                          Name of Reporting Manager    Todd Investment Advisors                  (SEC USE ONLY)
                            -------------------------------------------------------------------------------  ----------------------
                                                                                                                     Item 8:
                                                                              Item 6:                           Voting Authority
                                                                        Investment Discretion                       (Shares)
                            Item 2:              Item 4:  Item 5:    --------------------------              ----------------------
                            Title     Item 3:     Fair   Shares of         (b) Shared-   (c)      Item 7:
Item 1:                      of       CUSIP      Market  Principal   (a)   As Defined   Shared-   Managers    (a)      (b)    (c)
Name of Issuer              Class     Number     Value    Amount     Sole  in Inst. V   Other   See Inst. V   Sole   Shared   None
--------------              -----     ------     ------  ---------   ----  ----------   ------- -----------   ----   ------   ----
DU PONT E I DE NEMOURS &    Common    263534109     887     18392                                             13900           4492
-----------------------------------------------------------------------------------------------------------------------------------
DUKE ENERGY CORP            Common    264399106   47514   1217998                                            228700         989298
-----------------------------------------------------------------------------------------------------------------------------------
DUKE REALTY CORP            Common    264411505    2579    103780                                             70730          33050
-----------------------------------------------------------------------------------------------------------------------------------
EFUNDS CORP                 Common    28224R101     305     16385                                             16000            385
-----------------------------------------------------------------------------------------------------------------------------------
EL PASO CORP                Common    28336L109   31175    593363                                            129045         464318
-----------------------------------------------------------------------------------------------------------------------------------
EMERSON ELEC CO             Common    291011104   35507    586897                                            114622         472275
-----------------------------------------------------------------------------------------------------------------------------------
ENGELHARD CORP              Common    292845104    8647    335300                                             58800         276500
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY OFFICE PROPERTIES    Common    294741103    2646     84005                                             61255          22750
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY RESIDENTIAL PPTYS    Common    29476L107    2842     50265                                             36865          13400
-----------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORP            Common    30231G102   50266    575462                                             63677         511785
-----------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LN MTG CORP    Common    313400301     640      9400                                              2500           6900
-----------------------------------------------------------------------------------------------------------------------------------
FEDERAL NATL MTG ASSN       Common    313586109   36335    427320                                             95670         331650
-----------------------------------------------------------------------------------------------------------------------------------
FEDERAL REALTY INVT TR      Common    313747206    3422    165000                                                 0         165000
-----------------------------------------------------------------------------------------------------------------------------------
FIRST INDUSTRIAL REALTY     Common    32054K103    3144     97810                                             79310          18500
-----------------------------------------------------------------------------------------------------------------------------------
FLEETBOSTON FINL CORP       Common    339030108    6549    166030                                            131880          34150
-----------------------------------------------------------------------------------------------------------------------------------
FLEXTRONICS INTL LTD        Common    Y2573F102    4689    179603                                            145915          33688
-----------------------------------------------------------------------------------------------------------------------------------
FORD MTR CO DEL             Common    345370860   14476    589676                                            145570         444106
-----------------------------------------------------------------------------------------------------------------------------------
                                                 251623
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  FORM 13F

                                          Name of Reporting Manager    Todd Investment Advisors                  (SEC USE ONLY)
                            -------------------------------------------------------------------------------  ----------------------
                                                                                                                     Item 8:
                                                                              Item 6:                           Voting Authority
                                                                        Investment Discretion                       (Shares)
                            Item 2:              Item 4:  Item 5:    --------------------------              ----------------------
                            Title     Item 3:     Fair   Shares of         (b) Shared-   (c)      Item 7:
Item 1:                      of       CUSIP      Market  Principal   (a)   As Defined   Shared-   Managers    (a)      (b)    (c)
Name of Issuer              Class     Number     Value    Amount     Sole  in Inst. V   Other   See Inst. V   Sole   Shared   None
--------------              -----     ------     ------  ---------   ----  ----------   ------- -----------   ----   ------   ----
GANNETT INC                 Common    364730101   13905    211000                                                 0         211000
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC CO             Common    369604103   60937   1250003                                            247229        1002774
-----------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO              Common    406216101     253      7100                                              7100              0
-----------------------------------------------------------------------------------------------------------------------------------
HARMONIC INC                Common    413160102     270     27019                                             27019              0
-----------------------------------------------------------------------------------------------------------------------------------
HAUPPAUGE DIGITAL INC       Common    419131107      36     17150                                             17150              0
-----------------------------------------------------------------------------------------------------------------------------------
HEINZ H J CO                Common    423074103   11662    285200                                                 0         285200
-----------------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD CO          Common    428236103   16088    562550                                            114710         447840
-----------------------------------------------------------------------------------------------------------------------------------
HILLENBRAND INDS INC        Common    431573104     208      3640                                               500           3140
-----------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT INC              Common    437076102   31425    675075                                             95175         579900
-----------------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC          Common    438516106    1284     36705                                             19300          17405
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD INTL INC          Common    441815107   24649    369565                                             97715         271850
-----------------------------------------------------------------------------------------------------------------------------------
INTEL CORP                  Common    458140100   35321   1207567                                            188175        1019392
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL BUSINESS M    Common    459200101    1693     14984                                              6350           8634
-----------------------------------------------------------------------------------------------------------------------------------
INTERPUBLIC GROUP COS IN    Common    460690100    1497     51000                                             51000              0
-----------------------------------------------------------------------------------------------------------------------------------
INTL PAPER CO               Common    460146103    5677    159014                                                 0         159014
-----------------------------------------------------------------------------------------------------------------------------------
J P MORGAN CHASE & CO       Common    46625H100   29330    657635                                            129221         528414
-----------------------------------------------------------------------------------------------------------------------------------
JEFFERSON PILOT CORP        Common    475070108     405      8379                                               450           7929
-----------------------------------------------------------------------------------------------------------------------------------
                                                 234640
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  FORM 13F

                                          Name of Reporting Manager    Todd Investment Advisors                  (SEC USE ONLY)
                            -------------------------------------------------------------------------------  ----------------------
                                                                                                                     Item 8:
                                                                              Item 6:                           Voting Authority
                                                                        Investment Discretion                       (Shares)
                            Item 2:              Item 4:  Item 5:    --------------------------              ----------------------
                            Title     Item 3:     Fair   Shares of         (b) Shared-   (c)      Item 7:
Item 1:                      of       CUSIP      Market  Principal   (a)   As Defined   Shared-   Managers    (a)      (b)    (c)
Name of Issuer              Class     Number     Value    Amount     Sole  in Inst. V   Other   See Inst. V   Sole   Shared   None
--------------              -----     ------     ------  ---------   ----  ----------   ------- -----------   ----   ------   ----
JOHNSON & JOHNSON           Common    478160104   22431    448614                                             61450         387164
-----------------------------------------------------------------------------------------------------------------------------------
KEITH COMPANIES INC         Common    487539108     400     23000                                             23000              0
-----------------------------------------------------------------------------------------------------------------------------------
KERR MCGEE CORP             Common    492386107   28810    434738                                            101438         333300
-----------------------------------------------------------------------------------------------------------------------------------
KEY PRODTN INC              Common    493138101     195     11700                                             11700              0
-----------------------------------------------------------------------------------------------------------------------------------
KEYSPAN CORP                Common    49337W100   19254    527810                                             95910         431900
-----------------------------------------------------------------------------------------------------------------------------------
KIMBERLY CLARK CORP         Common    494368103   61461   1099498                                            227217         872281
-----------------------------------------------------------------------------------------------------------------------------------
KNIGHT TRADING GROUP INC    Common    499063105     160     15000                                             15000              0
-----------------------------------------------------------------------------------------------------------------------------------
LASERSIGHT INC              Common    517924106      87     38400                                             38400              0
-----------------------------------------------------------------------------------------------------------------------------------
LEXMARK INTL NEW            Common    529771107    1796     26715                                             23620           3095
-----------------------------------------------------------------------------------------------------------------------------------
LILLY ELI & CO              Common    532457108     784     10600                                              7050           3550
-----------------------------------------------------------------------------------------------------------------------------------
LOCKHEED MARTIN CORP        Common    539830109    9260    249950                                             42350         207600
-----------------------------------------------------------------------------------------------------------------------------------
MACK CALI RLTY CORP         Common    554489104    2594     91095                                             88145           2950
-----------------------------------------------------------------------------------------------------------------------------------
MARSH & MCLENNAN COS INC    Common    571748102     424      4200                                               200           4000
-----------------------------------------------------------------------------------------------------------------------------------
MAVERICK TUBE CORP          Common    577914104     186     11000                                             11000              0
-----------------------------------------------------------------------------------------------------------------------------------
MBIA INC                    Common    55262C100    2169     38961                                             20975          17986
-----------------------------------------------------------------------------------------------------------------------------------
MBNA CORP                   Common    55262L100   46141   1398218                                            289690        1108528
-----------------------------------------------------------------------------------------------------------------------------------
MCDONALDS CORP              Common    580135101     730     26960                                             17350           9610
-----------------------------------------------------------------------------------------------------------------------------------
                                                 196882
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  FORM 13F

                                          Name of Reporting Manager    Todd Investment Advisors                  (SEC USE ONLY)
                            -------------------------------------------------------------------------------  ----------------------
                                                                                                                     Item 8:
                                                                              Item 6:                           Voting Authority
                                                                        Investment Discretion                       (Shares)
                            Item 2:              Item 4:  Item 5:    --------------------------              ----------------------
                            Title     Item 3:     Fair   Shares of         (b) Shared-   (c)      Item 7:
Item 1:                      of       CUSIP      Market  Principal   (a)   As Defined   Shared-   Managers    (a)      (b)    (c)
Name of Issuer              Class     Number     Value    Amount     Sole  in Inst. V   Other   See Inst. V   Sole   Shared   None
--------------              -----     ------     ------  ---------   ----  ----------   ------- -----------   ----   ------   ----
MECHANICAL TECHNOLOGY IN    Common    583538103     269     37300                                             37300              0
-----------------------------------------------------------------------------------------------------------------------------------
MELLON FINL CORP            Common    58551A108     987     22026                                              1000          21026
-----------------------------------------------------------------------------------------------------------------------------------
MERCK & CO INC              Common    589331107   35104    549275                                            120655         428620
-----------------------------------------------------------------------------------------------------------------------------------
MGIC INVT CORP WIS          Common    552848103   11040    151990                                            128390          23600
-----------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP              Common    594918104   91131   1248380                                            281725         966655
-----------------------------------------------------------------------------------------------------------------------------------
MINNESOTA MNG & MFG CO      Common    604059105    1331     11662                                              7200           4462
-----------------------------------------------------------------------------------------------------------------------------------
MIRANT CORP                 Common    604675108     201      5832                                               635           5197
-----------------------------------------------------------------------------------------------------------------------------------
MRV COMMUNICATIONS INC      Common    553477100     216     23100                                             23100              0
-----------------------------------------------------------------------------------------------------------------------------------
NATIONAL CITY CORP          Common    635405103    2268     73698                                              4300          69398
-----------------------------------------------------------------------------------------------------------------------------------
NORFOLK SOUTHERN CORP       Common    655844108     240     11583                                                 0          11583
-----------------------------------------------------------------------------------------------------------------------------------
NORTH AMERN SCIENTIFIC I    Common    65715D100     180     12400                                             12400              0
-----------------------------------------------------------------------------------------------------------------------------------
OMI CORP NEW                Common    Y6476W104     135     24000                                             24000              0
-----------------------------------------------------------------------------------------------------------------------------------
ORCHID BIOSCIENCES INC      Common    68571P100     309     40400                                             40400              0
-----------------------------------------------------------------------------------------------------------------------------------
PEPSICO INC                 Common    713448108     566     12800                                             10500           2300
-----------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                  Common    717081103   27779    693630                                             50500         643130
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACIA CORP              Common    71713U102     450      9800                                               500           9300
-----------------------------------------------------------------------------------------------------------------------------------
PHILLIPS PETE CO            Common    718507106   34599    607000                                            108425         498575
-----------------------------------------------------------------------------------------------------------------------------------
                                                 206805
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  FORM 13F

                                          Name of Reporting Manager    Todd Investment Advisors                  (SEC USE ONLY)
                            -------------------------------------------------------------------------------  ----------------------
                                                                                                                     Item 8:
                                                                              Item 6:                           Voting Authority
                                                                        Investment Discretion                       (Shares)
                            Item 2:              Item 4:  Item 5:    --------------------------              ----------------------
                            Title     Item 3:     Fair   Shares of         (b) Shared-   (c)      Item 7:
Item 1:                      of       CUSIP      Market  Principal   (a)   As Defined   Shared-   Managers    (a)      (b)    (c)
Name of Issuer              Class     Number     Value    Amount     Sole  in Inst. V   Other   See Inst. V   Sole   Shared   None
--------------              -----     ------     ------  ---------   ----  ----------   ------- -----------   ----   ------   ----
PLUM CREEK TIMBER CO INC    Common    729251108     349     12400                                              5900           6500
-----------------------------------------------------------------------------------------------------------------------------------
PNC FINL SVCS GROUP INC     Common    693475105    6047     91919                                             70265          21654
-----------------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE CO         Common    742718109    1107     17348                                              2400          14948
-----------------------------------------------------------------------------------------------------------------------------------
PROVIDIAN FINL CORP         Common    74406A102    1268     21416                                              4000          17416
-----------------------------------------------------------------------------------------------------------------------------------
RALSTON PURINA CO           Common    751277302     567     18900                                              2300          16600
-----------------------------------------------------------------------------------------------------------------------------------
RAMTRON INTL CORP           Common    751907304      69     22350                                             22350              0
-----------------------------------------------------------------------------------------------------------------------------------
RAYTHEON CO                 Common    755111507    7366    277445                                             18645         258800
-----------------------------------------------------------------------------------------------------------------------------------
REGIONS FINL CORP           Common    758940100   13989    437150                                               150         437000
-----------------------------------------------------------------------------------------------------------------------------------
ROYAL DUTCH PETE CO         Common    780257804    8896    152664                                             17000         135664
-----------------------------------------------------------------------------------------------------------------------------------
S Y BANCORP INC             Common    785060104     562     16529                                                 0          16529
-----------------------------------------------------------------------------------------------------------------------------------
SAFEWAY INC                 Common    786514208   21219    442080                                             96205         345875
-----------------------------------------------------------------------------------------------------------------------------------
SARA LEE CORP               Common    803111103     695     36670                                              5500          31170
-----------------------------------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS INC      Common    78387G103   51790   1292829                                            218351        1074478
-----------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP        Common    806605101    1040     28700                                              4000          24700
-----------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD            Common    806857108    7327    139155                                             27130         112025
-----------------------------------------------------------------------------------------------------------------------------------
SEITEL INC                  Common    816074306     223     17000                                             17000              0
-----------------------------------------------------------------------------------------------------------------------------------
SILICON STORAGE TECHNOLO    Common    827057100     206     20300                                             20300              0
-----------------------------------------------------------------------------------------------------------------------------------
                                                 122720
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  FORM 13F

                                          Name of Reporting Manager    Todd Investment Advisors                  (SEC USE ONLY)
                            -------------------------------------------------------------------------------  ----------------------
                                                                                                                     Item 8:
                                                                              Item 6:                           Voting Authority
                                                                        Investment Discretion                       (Shares)
                            Item 2:              Item 4:  Item 5:    --------------------------              ----------------------
                            Title     Item 3:     Fair   Shares of         (b) Shared-   (c)      Item 7:
Item 1:                      of       CUSIP      Market  Principal   (a)   As Defined   Shared-   Managers    (a)      (b)    (c)
Name of Issuer              Class     Number     Value    Amount     Sole  in Inst. V   Other   See Inst. V   Sole   Shared   None
--------------              -----     ------     ------  ---------   ----  ----------   ------- -----------   ----   ------   ----
SIMON PPTY GROUP INC NEW    Common    828806109    3123    104207                                             90190          14017
-----------------------------------------------------------------------------------------------------------------------------------
SOUTHERN CO                 Common    842587107     288     12400                                              1600          10800
-----------------------------------------------------------------------------------------------------------------------------------
SPIEKER PPTYS INC           Common    848497103    6083    101470                                             84220          17250
-----------------------------------------------------------------------------------------------------------------------------------
SPRINT CORP                 Common    852061100    7026    328914                                             84530         244384
-----------------------------------------------------------------------------------------------------------------------------------
STATE STR CORP              Common    857477103     544     11000                                                 0          11000
-----------------------------------------------------------------------------------------------------------------------------------
STRATOS LIGHTWAVE INC       Common    863100103     195     15000                                             15000              0
-----------------------------------------------------------------------------------------------------------------------------------
SUNGARD DATA SYS INC        Common    867363103   27168    905310                                            266350         638960
-----------------------------------------------------------------------------------------------------------------------------------
TARGET CORP                 Common    87612E106   70053   2024682                                            329082        1695600
-----------------------------------------------------------------------------------------------------------------------------------
TECO ENERGY INC             Common    872375100   18697    613030                                            175855         437175
-----------------------------------------------------------------------------------------------------------------------------------
TEE COMM ELECTRS INC        Common    87900H100       0     10000                                                 0          10000
-----------------------------------------------------------------------------------------------------------------------------------
TEXACO INC                  Common    881694103   23779    356724                                             96574         260150
-----------------------------------------------------------------------------------------------------------------------------------
TROY GROUP INC              Common    89733N106      82     19180                                             19180              0
-----------------------------------------------------------------------------------------------------------------------------------
TUMBLEWEED COMMUNICATION    Common    899690101      42     11000                                             11000              0
-----------------------------------------------------------------------------------------------------------------------------------
TUPPERWARE CORP             Common    899896104     328     14000                                              1000          13000
-----------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW           Common    902124106     322      5900                                              3800           2100
-----------------------------------------------------------------------------------------------------------------------------------
ULTRATECH STEPPER INC       Common    904034105     385     15000                                             15000              0
-----------------------------------------------------------------------------------------------------------------------------------
UNION PAC CORP              Common    907818108    8242    150100                                             10550         139550
-----------------------------------------------------------------------------------------------------------------------------------
                                                 166357
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  FORM 13F

                                          Name of Reporting Manager    Todd Investment Advisors                  (SEC USE ONLY)
                            -------------------------------------------------------------------------------  ----------------------
                                                                                                                     Item 8:
                                                                              Item 6:                           Voting Authority
                                                                        Investment Discretion                       (Shares)
                            Item 2:              Item 4:  Item 5:    --------------------------              ----------------------
                            Title     Item 3:     Fair   Shares of         (b) Shared-   (c)      Item 7:
Item 1:                      of       CUSIP      Market  Principal   (a)   As Defined   Shared-   Managers    (a)      (b)    (c)
Name of Issuer              Class     Number     Value    Amount     Sole  in Inst. V   Other   See Inst. V   Sole   Shared   None
--------------              -----     ------     ------  ---------   ----  ----------   ------- -----------   ----   ------   ----
UNITED TECHNOLOGIES CORP    Common    913017109   59313    809635                                            158045         651590
-----------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC      Common    91324P102     290      4700                                              4700              0
-----------------------------------------------------------------------------------------------------------------------------------
UNOCAL CORP                 Common    915289102   16520    483745                                             85295         398450
-----------------------------------------------------------------------------------------------------------------------------------
US BANCORP DEL              Common    902973304     819     35918                                             18000          17918
-----------------------------------------------------------------------------------------------------------------------------------
USX MARATHON GROUP          Common    902905827     452     15300                                             15300              0
-----------------------------------------------------------------------------------------------------------------------------------
VERIZON COMMUNICATIONS      Common    92343V104   69399   1297195                                            222609        1074586
-----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA CORP               Common    929771103   35647    501023                                             90255         410768
-----------------------------------------------------------------------------------------------------------------------------------
WAL MART STORES INC         Common    931142103    1485     30440                                             12320          18120
-----------------------------------------------------------------------------------------------------------------------------------
WALGREEN CO                 Common    931422109     995     28863                                              2900          25963
-----------------------------------------------------------------------------------------------------------------------------------
WASTE CONNECTIONS INC       Common    941053100     223      6200                                              6200              0
-----------------------------------------------------------------------------------------------------------------------------------
WELLPOINT HEALTH NETWORK    Common    94973H108   33792    358580                                             66880         291700
-----------------------------------------------------------------------------------------------------------------------------------
WORLDCOM INC GA NEW         Common    98157D106     393     27721                                              3871          23850
-----------------------------------------------------------------------------------------------------------------------------------
XCEL ENERGY INC             Common    98389B100   11915    418804                                             51000         367804
-----------------------------------------------------------------------------------------------------------------------------------
XETA TECHNOLOGIES INC       Common    983909102      74     14400                                             14400              0
-----------------------------------------------------------------------------------------------------------------------------------
                                                 231317
-----------------------------------------------------------------------------------------------------------------------------------
COMPANY TOTAL                                   1846588
-----------------------------------------------------------------------------------------------------------------------------------